Business Combination - Additional Information (Detail)		3 Months Ended	6 Months Ended
	Jun. 30, 2022 $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Mar. 02, 2022 shares	Dec. 31, 2021 $ / shares shares	Dec. 23, 2021 USD ($) $ / shares shares	Dec. 01, 2021 USD ($) $ / shares shares
Business Acquisition, Contingent Consideration [Line Items]
Common stock shares authorized | shares	1,000,000,000	1,000,000,000	1,000,000,000		1,000,000,000	134,050,472
Preferred stock shares authorized | shares	10,000,000	10,000,000	10,000,000		10,000,000	0
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common stock number of votes per share	1	1	1
Preferred stock, shares issued | shares	0	0	0			0
Preferred stock, Outstanding | shares	0	0	0			0
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Class of warrants or rights outstanding exercise price per share of the resulting company due to business combination	11.5	11.5	11.5
Class of warrants or rights number of shares covered by each warrant or right in the resulting company due to business combination	1	1	1
Temporary equity of previous company converted into permanent equity of the resultant company par or stated value per share	$ 0.000001	$ 0.000001	$ 0.000001
Common stock shares exchange ratio	0.787	0.787	0.787
Common stock shares issued as a result of exchange | shares	78,959,579	78,959,579	78,959,579
Number of trading days for determining the share price	20 days
Proceeds from Business Combination, net of transaction costs paid | $			$ 225,604,000	$ 0
One-time bonus | $		$ 0	2,100,000
Sponsor Agreement [Member]
Business Acquisition, Contingent Consideration [Line Items]
Proceeds from Business Combination, net of transaction costs paid | $			$ 19,750,000
Common Class A [Member]
Business Acquisition, Contingent Consideration [Line Items]
Common stock of previous company converted into current company common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member]
Business Acquisition, Contingent Consideration [Line Items]
Common stock of previous company converted into current company common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Supernova Acquistion [Member] | Sponsor Agreement [Member] | Tranche One [Member]
Business Acquisition, Contingent Consideration [Line Items]
Shares subject to vesting | shares	2,479,000	2,479,000	2,479,000
Volume weighted average price per share	$ 12.5
Shares subject to vesting maximum period	5 years
Number of consecutive trading days for determining the share price	30 days
Supernova Acquistion [Member] | Sponsor Agreement [Member] | Tranche Two [Member]
Business Acquisition, Contingent Consideration [Line Items]
Shares subject to vesting | shares	580,273	580,273	580,273
Volume weighted average price per share	$ 15
Shares subject to vesting maximum period	5 years
Number of consecutive trading days for determining the share price	30 days
Supernova Acquistion [Member] | Initial Subscription Agreement [Member] | Private Investment In Public Equity Investors [Member]
Business Acquisition, Contingent Consideration [Line Items]
Common stock shares subscribed but not issued | shares								10,251,000
Shares issued price per share								$ 10
Common stock shares subscribed but not issued value | $								$ 102,500,000
Supernova Acquistion [Member] | Subsequent Subscription Agreement [Member] | Private Investment In Public Equity Investors [Member]
Business Acquisition, Contingent Consideration [Line Items]
Common stock shares subscribed but not issued | shares							4,390,244
Shares issued price per share							$ 10.25
Common stock shares subscribed but not issued value | $							$ 45,000,000